Income and Expenses - Summary of Contract Liabilities and Unearned Revenues Account (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Offsetting Liabilities [Line Items]
Total contract liabilities and unearned revenues	₱ 13,621	₱ 9,571	₱ 8,483	₱ 7,182
Contract liabilities:
Noncurrent	223	4
Current	21	12
Noncurrent	3,335	972
Current	10,042	8,583
Unearned revenues from prepaid contracts [member]
Offsetting Liabilities [Line Items]
Unearned revenues from prepaid contracts	6,716	6,185
Advance Monthly Service Fees
Offsetting Liabilities [Line Items]
Contract liabilities and unearned revenues	2,476	1,747
Short-term advances for installatin services [member]
Offsetting Liabilities [Line Items]
Contract liabilities and unearned revenues	2,355	1,167
Leased facilities [member]
Offsetting Liabilities [Line Items]
Contract liabilities and unearned revenues	2,045	446
Long-term advances from equipment [member]
Offsetting Liabilities [Line Items]
Contract liabilities and unearned revenues	₱ 29	₱ 26